Goodwill	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill

Note 9 – Goodwill

Changes in the carrying amount of goodwill were as follows:

	2022	2023	2024	2024
	SGD	SGD	SGD	USD
Beginning of year	-	-	2,213,460	1,620,158
Acquisition (Note 9)	-	2,213,460	-	-
End of year	-	2,213,460	2,213,460	1,620,158

Impairment exists when a reporting unit’s carrying value of goodwill exceeds its fair value. At December 31, 2024, the Group’s reporting unit had positive equity and the Group elected to perform a qualitative assessment to determine if it was more likely than not that the fair value of the reporting unit exceeded its carrying value, including goodwill. In the qualitative assessment, the Group considers factors such as macroeconomic conditions, industry and market conditions, overall financial performance related to the operation, consider plans and strategies of the reporting unit. The qualitative assessment indicated that it was more likely than not that the fair value of the reporting unit exceeded its carrying value, resulting in no impairment being recorded.